November 30, 2012

Larry L. Greene

Senior Counsel

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549

Re:

Re: The Eudora Funds  - File Numbers 811-22729 & 333-183018

Dear Mr. Greene:

On behalf of The Eudora Funds (the "Registrant"), we hereby submit, via electronic filing, Pre-Effective Amendment No. 2 to the Registrant's Registration Statement.  On August 2, 2012, the Registrant, on behalf of the Eudora Fund (the "Fund"), filed a registration statement on Form N-1A.  On August 28, 2012 you provided written comments with respect to the Registration Statement.  On October 24, 2012 the Registrant submitted, via electronic filing, Pre-Effective Amendment No. 1 to complete certain information and make comment letter-related amendments.  Subsequently, on November 27, the Registrant filed a secondary response letter to address oral comments with respect to Pre-Effective Amendment No. 1.  In response to additional oral comments received on November 29, 2012, the Registrant represents that neither Fannie Mae, nor Freddie Mac securities nor mortgage-backed securities, in general, are part of the Fund's principal investment strategies.  The Registrant further represents that it has amended options-related prospectus disclosures to state the means by which the Fund will assure conformity to the derivatives-related guidance in Investment Company Act Rel. No. 10666.All changes related to the Registrant's responses to your comments, refining edits and supplemental information are marked in Pre-Effective Amendment No. 2.

* * * * *

On behalf of the Registrant, we hereby request that the Commission accelerate the effective date of the Pre-Effective Amendment to the Registrant's Registration Statement on the date submitted or, in the alternative, acceleration to the earliest possible time after the date submitted.

The Registrant notes is has not submitted nor expects to submit an exceptive application or no-action request in connection with its registration statement.

The Registrant has authorized Thompson Hine LLP to convey to you that the Registrant acknowledges the following:

•

the Fund is responsible for the adequacy and accuracy of the disclosure in the filing;

•

should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing;

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the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Fund from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and

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the Fund may not assert this action as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or additional comments, please call JoAnn Strasser at (614) 469-3265 or Parker Bridgeport at (614) 469-3238.

Sincerely,

/s/Thompson Hine LLP